Results for the year - Research and development costs - Research and development costs (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Employee costs (note 2.4)	kr 12,429	kr 9,952	kr 7,328
Amortisation and impairment losses, intangible assets (note 3.1)	1,757	1,364	744
Depreciation and impairment losses, property, plant and equipment (note 3.2)	1,313	922	736
Clinical trial cost	9,468	6,313	4,214
Other research and development costs	7,476	5,496	4,750
Total research and development costs	kr 32,443	kr 24,047	kr 17,772
As percentage of net sales	14.00%	13.60%	12.60%